Supplement dated January 11, 2006 to Prospectuses dated May 1, 2005
For
ENSEMBLE II, ENSEMBLE III, ENSEMBLE EXEC, ENSEMBLE ACCUMULATOR AND ENSEMBLE PROTECTOR VARIABLE LIFE INSURANCE
ISSUED BY: JPF SEPARATE ACCOUNT A
AND
ENSEMBLE SL SURVIVORSHIP
VARIABLE LIFE INSURANCE
ISSUED BY: JPF SEPARATE ACCOUNT C
OF
JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
AND
ENSEMBLE II VARIABLE LIFE INSURANCE
ISSUED BY: JPF SEPARATE ACCOUNT B
OF
JEFFERSON PILOT LIFEAMERICA INSURANCE COMPANY
AND
JEFFERSON PILOT VARIABLE FUND, INC.

This supplement updates and amends certain information contained in the prospectuses and, to the extent is inconsistent, it supersedes it. Please retain it with your prospectus(es) for future reference. You may obtain additional copies of the prospectuses free of charge, by writing to or calling the company which issued your policy at the address or telephone number set forth below.

On October 9, 2005 Jefferson-Pilot Corporation ("Jefferson Pilot"), the parent company of Jefferson Pilot Financial Insurance Company and Jefferson Pilot LifeAmerica Insurance Company, entered into a merger agreement with Lincoln National Corporation ("LNC"), an Indiana corporation and its wholly owned acquisition subsidiary ("LNC acquisition subsidiary") a North Carolina corporation. Pursuant to the terms and conditions of the agreement Jefferson Pilot will merge with and into the LNC acquisition subsidiary, with the LNC acquisition subsidiary continuing as the surviving corporation, a direct wholly owned subsidiary of LNC. More information about the merger agreement as well as a copy of the merger agreement can be found in the Form 8-K filed by Jefferson Pilot with the Securities and Exchange Commission on October 11, 2005. The obligations of Jefferson Pilot Financial Insurance Company and Jefferson Pilot LifeAmerica Life Insurance Company set forth in your policy, prospectus and Statement of Additional Information will not change upon completion of this merger.

Jefferson Pilot Financial Insurance Company
Jefferson Pilot LifeAmerica Insurance Company
One Granite Place
Concord, NH 03301
(800) 258-3648 x 7719

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

Supplement dated January 11, 2006 to Prospectuses dated May 1, 2005
For
ENSEMBLE I, ENSEMBLE II, ENSEMBLE III, ENSEMBLE EXEC, ENSEMBLE ACCUMULATOR AND ENSEMBLE PROTECTOR VARIABLE LIFE INSURANCE
ISSUED BY: JPF SEPARATE ACCOUNT A
AND
HERITAGE I, HERITAGE II AND ENSEMBLE SL INDIVIDUAL AND SURVIVORSHIP
VARIABLE LIFE INSURANCE
ISSUED BY: JPF SEPARATE ACCOUNT C
AND
PILOT CLASSIC AND PILOT ELITE VARIABLE ANNUITIES
ISSUED BY: JPF VARIABLE ANNUITY SEPARATE ACCOUNT
AND
ALLEGIANCE VARIABLE ANNUITY
ISSUED BY: JPF VARIABLE ANNUITY SEPARATE ACCOUNT II
OF
JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
AND
ENSEMBLE II VARIABLE LIFE INSURANCE
ISSUED BY: JPF SEPARATE ACCOUNT B
OF
JEFFERSON PILOT LIFEAMERICA INSURANCE COMPANY
AND
ALPHA VARIABLE ANNUITY, ALPHA FLEX VARIABLE ANNUITY
ISSUED BY: JEFFERSON-PILOT SEPARATE ACCOUNT A
OF
 JEFFERSON-PILOT LIFE INSURANCE COMPANY
AND
JEFFERSON PILOT VARIABLE FUND, INC.

This supplement updates and amends certain information contained in the prospectuses and, to the extent is inconsistent, it supersedes it. Please retain it with your prospectus(es) for future reference. You may obtain additional copies of the prospectuses free of charge, by writing to or calling the company which issued your policy at the address or telephone number set forth below.

On October 9, 2005 Jefferson-Pilot Corporation ("Jefferson Pilot"), the parent company of Jefferson Pilot Financial Insurance Company, Jefferson-Pilot Life Insurance Company and Jefferson Pilot LifeAmerica Insurance Company, entered into a merger agreement with Lincoln National Corporation ("LNC"), an Indiana corporation and its wholly owned acquisition subsidiary ("LNC acquisition subsidiary") a North Carolina corporation. Pursuant to the terms and conditions of the agreement Jefferson Pilot will merge with and into the LNC acquisition subsidiary, with the LNC acquisition subsidiary continuing as the surviving corporation, a direct wholly owned subsidiary of LNC. More information about the merger agreement as well as a copy of the merger agreement can be found in the Form 8-K filed by Jefferson Pilot with the Securities and Exchange Commission on October 11, 2005. The obligations of Jefferson Pilot Financial Insurance Company, Jefferson Pilot LifeAmerica Life Insurance Company and Jefferson-Pilot Life Insurance Company as set forth in your policy, prospectus and Statement of Additional Information will not change upon completion of this merger.

Jefferson Pilot Financial Insurance Company
Jefferson Pilot LifeAmerica Insurance Company
Jefferson-Pilot Life Insurance Company
One Granite Place
Concord, NH 03301
(800) 258-3648 x 7719

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE